UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation

Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.0%
The AllianceBernstein Pooling Portfolios—Equity—100.0%
Global Real Estate Investment Portfolio	22,218,299	$125,533,387
International Growth Portfolio	24,528,407	167,529,020
International Value Portfolio	27,331,425	168,634,893
Small-Mid Cap Growth Portfolio	13,185,893	98,762,342
Small-Mid Cap Value Portfolio	14,235,220	97,795,965
U.S. Large Cap Growth Portfolio	42,439,499	324,237,771
U.S. Value Portfolio	53,261,204	335,012,973

Total Investments—100.0% (cost $2,229,795,445)		1,317,506,351
Other assets less liabilities—0.0%		132,282

Net Assets—100.0%		$1,317,638,633

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,317,506,351		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,317,506,351		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.2%
The AllianceBernstein Pooling Portfolios—Equity—61.5%
Global Real Estate Investment Portfolio	28,537,419	$161,236,417
International Growth Portfolio	19,825,370	135,407,279
International Value Portfolio	20,949,828	129,260,437
Small-Mid Cap Growth Portfolio	8,978,834	67,251,469
Small-Mid Cap Value Portfolio	9,978,037	68,549,115
U.S. Large Cap Growth Portfolio	40,600,121	310,184,921
U.S. Value Portfolio	47,328,007	297,693,162

		1,169,582,800

The AllianceBernstein Pooling Portfolios—Fixed Income—38.7%
High Yield Portfolio	24,370,218	151,095,352
Intermediate Duration Bond Portfolio	65,998,391	584,745,741

		735,841,093

Total Investments—100.2% (cost $2,865,970,450)		1,905,423,893
Other assets less liabilities—(0.2)%		(2,875,782)

Net Assets—100.0%		$1,902,548,111

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.45%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,905,423,893		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,905,423,893		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Wealth Preservation

Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.2%
The AllianceBernstein Pooling Portfolios—Fixed Income—68.8%
Inflation Protected Securities Portfolio	8,224,551	$78,379,973
Intermediate Duration Bond Portfolio	22,458,995	198,986,698
Short Duration Bond Portfolio	22,130,672	197,184,289

		474,550,960

The AllianceBernstein Pooling Portfolios—Equity—31.4%
Global Real Estate Investment Portfolio	10,787,950	60,951,920
International Growth Portfolio	3,293,818	22,496,780
International Value Portfolio	3,607,754	22,259,839
Small-Mid Cap Growth Portfolio	950,501	7,119,255
Small-Mid Cap Value Portfolio	1,037,878	7,130,220
U.S. Large Cap Growth Portfolio	6,293,069	48,079,050
U.S. Value Portfolio	7,761,892	48,822,301

		216,859,365

Total Investments—100.2% (cost $881,978,606)		691,410,325
Other assets less liabilities—(0.2)%		(1,393,820)

Net Assets—100.0%		$690,016,505

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 2.44%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$691,410,325		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$691,410,325		$	– 0	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Health Care - 17.9%
Biotechnology - 4.9%
Amgen, Inc. (a)	52,400	$2,910,296
Celgene Corp. (a)	88,050	4,587,405
CSL Ltd./Australia	29,610	678,292
Genentech, Inc. (a)	78,675	6,026,505
Gilead Sciences, Inc. (a)	182,200	8,160,738

		22,363,236

Health Care Equipment & Supplies - 2.1%
Alcon, Inc.	42,800	3,415,012
Baxter International, Inc.	54,325	2,873,792
Becton Dickinson & Co.	38,200	2,426,846
Boston Scientific Corp. (a)	36,800	227,056
Covidien Ltd.	15,600	574,860

		9,517,566

Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	35,900	1,167,468
Celesio AG (b)	6,000	152,330
McKesson Corp.	6,400	223,616
Medco Health Solutions, Inc. (a)	88,000	3,696,000

		5,239,414

Pharmaceuticals - 9.7%
Abbott Laboratories	85,900	4,500,301
AstraZeneca PLC (b)	25,700	970,842
Bayer AG (b)	40,833	2,109,662
Bristol-Myers Squibb Co.	45,400	939,780
Eli Lilly & Co.	54,900	1,874,835
GlaxoSmithKline PLC (b)	143,300	2,483,122
Johnson & Johnson	70,000	4,100,600
Merck & Co., Inc.	116,600	3,115,552
Novartis AG (b)	86,251	4,025,332
Novo Nordisk A/S-Class B	24,967	1,281,537
Pfizer, Inc.	296,900	4,878,067
Roche Holding AG (b)	7,973	1,117,110
Sanofi-Aventis SA (b)	21,938	1,212,352
Schering-Plough Corp.	43,900	737,959
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	193,925	8,367,864
Wyeth	54,600	1,966,146

		43,681,061

		80,801,277

Company	Shares	U.S. $ Value
Financials - 17.5%
Capital Markets - 3.8%
3i Group PLC (b)	58,514	372,843
Ameriprise Financial, Inc.	13,800	254,748
The Blackstone Group LP	72,275	452,441
The Charles Schwab Corp.	68,900	1,262,937
Credit Suisse Group AG (b)	81,470	2,388,013
Deutsche Bank AG (b)	38,300	1,361,028
Franklin Resources, Inc.	25,175	1,529,381
The Goldman Sachs Group, Inc.	52,000	4,107,480
ICAP PLC (b)	121,385	550,868
Julius Baer Holding AG (b)	44,194	1,450,637
Man Group PLC (b)	349,760	1,364,595
Morgan Stanley	94,800	1,398,300
UBS AG (Swiss Virt-X) (a)(b)	25,054	313,046
Waddell & Reed Financial, Inc.-Class A	13,400	180,096

		16,986,413

Commercial Banks - 4.3%
ABSA Group Ltd.	17,400	178,318
Australia & New Zealand Banking Group Ltd.	60,200	588,967
Banco do Brasil SA	55,500	344,548
Banco Santander Central Hispano SA (b)	131,420	1,079,481
Barclays PLC (b)	380,200	1,010,075
BNP Paribas SA (b)	32,358	1,792,490
Credit Agricole SA (b)	66,876	747,032
Fifth Third Bancorp	77,500	740,900
Hana Financial Group, Inc.	21,000	250,897
HBOS PLC (b)	626,452	886,025
HSBC Holdings PLC (b)	127,600	1,394,632
Industrial Bank of Korea	44,620	211,892
KB Financial Group, Inc. (a)	16,100	330,987
Lloyds TSB Group PLC (b)	118,500	306,504
Nordea Bank AB (b)	57,800	417,918
Popular, Inc.	22,100	138,125
Royal Bank of Scotland Group PLC (London Virt-X) (b)	872,361	750,330
Shinhan Financial Group Co. Ltd.	14,180	296,972
Societe Generale-Class A (b)	21,906	938,759
Standard Bank Group Ltd.	49,400	423,959
Standard Chartered PLC (b)	53,802	703,298
Sumitomo Mitsui Financial Group, Inc. (b)	170	616,881
SunTrust Banks, Inc.	14,000	444,220
U.S. Bancorp	56,300	1,518,974

Company	Shares	U.S. $ Value
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	5,000	320,450
Wells Fargo & Co.	105,200	3,039,228

		19,471,862

Consumer Finance - 0.5%
Capital One Financial Corp.	22,600	777,666
Discover Financial Services	81,400	832,722
ORIX Corp. (b)	7,920	493,646

		2,104,034

Diversified Financial Services - 4.6%
Bank of America Corp.	241,700	3,927,625
Citigroup, Inc.	219,400	1,818,826
CME Group, Inc.-Class A	21,985	4,659,721
Deutsche Boerse AG (b)	8,570	611,917
ING Group (b)	92,853	783,408
JP Morgan Chase & Co.	277,100	8,772,986
Qbe Insurance Group Placement (a)	7,300	113,560

		20,688,043

Insurance - 4.2%
ACE Ltd.	24,200	1,264,450
Allianz SE (b)	17,400	1,441,066
Allstate Corp.	39,300	999,792
American International Group, Inc.	103,400	207,834
Assurant, Inc.	6,500	141,505
Aviva PLC (b)	77,868	484,319
Chubb Corp.	30,900	1,587,024
Everest Re Group Ltd.	10,400	815,984
Fidelity National Financial, Inc.-Class A	20,700	255,231
Fondiaria-Sai SpA (ordinary shares) (b)	2,600	47,276
Genworth Financial, Inc.-Class A	72,000	104,400
Hartford Financial Services Group, Inc.	24,700	208,715
Industrial Alliance Insurance and Financial Services, Inc. (b)	5,800	136,062
Lincoln National Corp.	39,100	536,843
MetLife, Inc.	81,800	2,352,568
Muenchener Rueckversicherungs AG (b)	8,900	1,209,016
Old Republic International Corp.	37,900	388,854
PartnerRe Ltd.	11,600	811,536
The Progressive Corp.	80,900	1,215,118
QBE Insurance Group Ltd.	74,367	1,165,541
RenaissanceRe Holdings Ltd.	15,300	721,089
Torchmark Corp.	7,700	278,355
The Travelers Co., Inc.	36,700	1,601,955
Unum Group	53,200	792,680
XL Capital Ltd.-Class A	65,200	327,956

		19,095,169

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.1%
Lend Lease Corp. Ltd.	40,000	204,838
New World Development Co. Ltd.	360,000	286,327

		491,165

		78,836,686

Energy - 13.5%
Energy Equipment & Services - 1.6%
Nabors Industries Ltd. (a)	46,300	671,350
Schlumberger Ltd.	127,525	6,470,619
Tenaris SA (Sponsored) (ADR)	16,100	338,583

		7,480,552

Energy Sources - 0.3%
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (b)	50,528	1,359,758

Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	29,200	1,198,660
Apache Corp.	39,400	3,045,620
BG Group PLC (b)	152,600	2,181,864
BP PLC (b)	242,600	1,969,914
Chevron Corp.	76,400	6,036,364
China Petroleum & Chemical Corp.-Class H	1,385,000	923,686
ConocoPhillips	97,900	5,141,708
Devon Energy Corp.	30,000	2,170,200
ENI SpA (b)	52,100	1,182,123
EOG Resources, Inc.	54,125	4,601,708
Exxon Mobil Corp.	140,100	11,229,015
LUKOIL (Sponsored) (ADR)	28,950	920,610
Nexen, Inc. (b)	11,023	227,379
Occidental Petroleum Corp.	11,400	617,196
Petro-Canada (b)	35,700	974,083
Petroleo Brasileiro SA (ADR)	29,800	624,012
PTT PCL	66,000	279,109
Repsol YPF SA (b)	7,200	138,679
Royal Dutch Shell PLC (London Virt-X)-Class A (b)	91,066	2,426,386
StatoilHydro ASA (b)	148,000	2,494,857
Sunoco, Inc.	9,000	357,660
Total SA (b)	58,892	3,092,954
Valero Energy Corp.	23,500	431,225

		52,265,012

		61,105,322

Consumer Staples - 12.2%
Beverages - 2.1%
The Coca-Cola Co.	57,325	2,686,823
Coca-Cola Enterprises, Inc.	88,600	813,348
Molson Coors Brewing Co.-Class B	36,075	1,604,255
Pepsi Bottling Group, Inc.	30,400	549,936
PepsiCo, Inc.	64,775	3,672,743

		9,327,105

Company	Shares	U.S. $ Value
Food & Staples Retailing - 2.6%
Aeon Co. Ltd. (b)	42,700	379,432
Costco Wholesale Corp.	44,700	2,300,709
Delhaize Group (b)	6,200	373,015
Koninklijke Ahold NV (b)	68,260	760,717
The Kroger Co.	15,300	423,198
Safeway, Inc.	48,900	1,066,020
Seven & I Holdings Co. Ltd. (b)	11,100	313,980
Supervalu, Inc.	31,400	373,974
Tesco PLC (b)	336,559	1,537,108
Wal-Mart Stores, Inc.	76,025	4,248,277

		11,776,430

Food Products - 2.6%
Associated British Foods PLC (b)	46,200	483,672
Bunge Ltd.	32,800	1,392,688
ConAgra Foods, Inc.	12,300	181,425
Del Monte Foods Co.	44,700	264,624
General Mills, Inc.	27,375	1,729,279
The JM Smucker Co.	1,650	74,860
Kellogg Co.	36,800	1,598,224
Kraft Foods, Inc.-Class A	12,300	334,683
Nestle SA (b)	84,692	3,067,735
Sara Lee Corp.	71,900	660,042
Tyson Foods, Inc.-Class A	37,700	252,967
Unilever PLC (b)	71,804	1,651,814

		11,692,013

Household Products - 3.0%
Colgate-Palmolive Co.	43,500	2,830,545
Kimberly-Clark Corp.	5,100	294,729
Procter & Gamble Co.	122,715	7,896,710
Reckitt Benckiser PLC (b)	55,538	2,365,270

		13,387,254

Tobacco - 1.9%
Altria Group, Inc.	98,800	1,588,704
British American Tobacco PLC (b)	82,510	2,163,962
Philip Morris International, Inc.	96,175	4,054,738
Reynolds American, Inc.	23,800	977,704

		8,785,108

		54,967,910

Information Technology - 11.0%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	311,375	5,150,143
Corning, Inc.	53,400	481,134
Motorola, Inc.	73,600	317,216
Nokia OYJ (b)	62,800	889,471
QUALCOMM, Inc.	135,750	4,557,127
Telefonaktiebolaget LM Ericsson-Class B (b)	102,000	716,897

		12,111,988

Company	Shares	U.S. $ Value
Computers & Peripherals - 4.5%
Apple, Inc. (a)	92,150	8,539,540
Compal Electronics, Inc. (GDR) (c)	104,662	270,383
Fujitsu Ltd. (b)	126,000	546,904
Hewlett-Packard Co.	271,800	9,589,104
Lexmark International, Inc.-Class A (a)	20,100	526,218
Toshiba Corp. (b)	180,000	659,495
Western Digital Corp. (a)	19,900	242,780

		20,374,424

Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp.	199,000	122,073
Hitachi High-Technologies Corp. (b)	9,600	180,369
Hitachi Ltd. (b)	90,000	418,421
Ingram Micro, Inc.-Class A (a)	43,500	468,495
Sanmina-SCI Corp. (a)	4,000	2,560
Tech Data Corp. (a)	9,400	163,936
Tyco Electronics Ltd.	44,600	735,008
Vishay Intertechnology, Inc. (a)	3,500	15,260

		2,106,122

Internet Software & Services - 2.1%
Google, Inc.-Class A (a)	30,970	9,072,971
Tencent Holdings Ltd.	51,000	280,514

		9,353,485

Office Electronics - 0.1%
Canon, Inc. (b)	10,100	304,839

Semiconductors & Semiconductor Equipment - 0.6%
Elpida Memory, Inc. (a)(b)	10,300	47,948
Infineon Technologies AG (a)(b)	31,900	74,952
Intel Corp.	64,975	896,655
Nvidia Corp. (a)	87,100	650,637
Samsung Electronics (Preference Shares)	800	182,292
Samsung Electronics Co. Ltd.	600	198,724
Siliconware Precision Industries Co.	901	739
Texas Instruments, Inc.	10,100	157,257
United Microelectronics Corp.	2,116,379	504,169

		2,713,373

Software - 0.6%
Activision Blizzard, Inc. (a)	74,825	875,452
Microsoft Corp.	20,800	420,576
Nintendo Co. Ltd. (b)	3,300	1,026,144
Symantec Corp. (a)	41,800	502,854

		2,825,026

		49,789,257

Company	Shares	U.S. $ Value
Consumer Discretionary - 7.0%
Auto Components - 0.3%
Autoliv, Inc.	24,500	467,705
Compagnie Generale des Etablissements Michelin-Class B (b)	11,100	532,836
Lear Corp. (a)	14,300	33,891
Magna International, Inc.-Class A (b)	7,900	228,462
TRW Automotive Holdings Corp. (a)	9,500	33,820

		1,296,714

Automobiles - 0.7%
Honda Motor Co. Ltd. (b)	29,300	656,212
Isuzu Motors Ltd. (b)	177,000	220,568
Nissan Motor Co. Ltd. (b)	169,900	572,624
Renault SA (b)	32,200	712,013
Toyota Motor Corp. (b)	33,500	1,074,048

		3,235,465

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	70,850	4,162,438
TUI AG (b)	16,500	183,678
TUI Travel PLC (b)	77,800	255,646
Wyndham Worldwide Corp.	54,000	258,120

		4,859,882

Household Durables - 0.5%
Black & Decker Corp.	6,700	284,348
Centex Corp.	21,600	197,856
DR Horton, Inc.	50,700	348,309
KB Home	14,700	170,961
Sharp Corp. (b)	84,000	567,159
Sony Corp. (b)	27,900	542,811

		2,111,444

Leisure Equipment & Products - 0.0%
Brunswick Corp.	12,600	34,146

Media - 2.3%
CBS Corp.-Class B	159,600	1,062,936
Comcast Corp.-Class A	45,000	780,300
Gannett Co., Inc.	79,600	693,316
Lagardere SCA (b)	12,500	457,731
News Corp.-Class A	41,800	330,220
SES SA (FDR) (b)	41,197	723,661
Time Warner, Inc.	259,500	2,348,475
Viacom, Inc.-Class B (a)	24,800	394,816
The Walt Disney Co.	154,425	3,477,651

		10,269,106

Multiline Retail - 0.9%
JC Penney Co., Inc.	38,900	738,711
Kohl’s Corp. (a)	65,875	2,151,477
Macy’s, Inc.	134,700	999,474

		3,889,662

Company	Shares	U.S. $ Value
Specialty Retail - 1.0%
AutoNation, Inc. (a)	43,700	373,198
Foot Locker, Inc.	34,000	228,820
The Gap, Inc.	48,500	631,470
Home Depot, Inc.	105,700	2,442,727
Limited Brands, Inc.	5,900	54,929
Lowe’s Cos, Inc.	39,900	824,334

		4,555,478

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	47,700	244,701
Nike, Inc.-Class B	17,025	906,581

		1,151,282

		31,403,179

Materials - 4.7%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	10,900	520,584
Ashland, Inc.	12,400	118,420
BASF SE (b)	32,700	1,042,418
Dow Chemical Co.	4,500	83,475
Eastman Chemical Co.	24,900	819,210
Incitec Pivot Ltd.	113,906	199,563
Koninklijke Dsm NV (b)	4,900	113,570
LG Chem Ltd.	3,770	178,934
Methanex Corp. (b)	10,200	111,390
Mitsubishi Chemical Holdings Corp. (b)	137,500	575,734
Monsanto Co.	79,025	6,258,780
Nova Chemicals Corp. (b)	2,700	22,365
Potash Corp. of Saskatchewan	4,548	280,339
Solvay SA-Class A (b)	6,300	451,054
Syngenta AG (b)	4,380	787,490

		11,563,326

Construction Materials - 0.1%
CRH PLC (b)	23,600	518,859

Containers & Packaging - 0.3%
Amcor Ltd.	72,971	285,593
Owens-Illinois, Inc. (a)	37,300	754,206
Sonoco Products Co.	19,400	486,940

		1,526,739

Metals & Mining - 1.6%
Antofagasta PLC (b)	42,200	282,726
ArcelorMittal (Euronext Paris) (b)	33,187	799,287
BHP Billiton Ltd.	32,200	607,741
BHP Billiton PLC (b)	61,735	1,119,184

Company	Shares	U.S. $ Value
Cia Vale do Rio Doce-Class B (ADR)	46,100	550,434
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	30,300	329,967
First Quantum Minerals Ltd. (b)	5,600	82,899
Inmet Mining Corp. (b)	5,200	80,932
JFE Holdings, Inc. (b)	22,500	547,720
Kazakhmys PLC (b)	18,200	72,940
MMC Norilsk Nickel (ADR)	48,020	354,388
Rio Tinto PLC (b)	44,930	1,119,630
Sumitomo Metal Mining Co. Ltd. (b)	48,000	456,049
Xstrata PLC (b)	39,430	569,437

		6,973,334

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R (b)	58,700	477,926

		21,060,184

Telecommunication Services - 4.6%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	205,500	5,869,080
BCE, Inc. (b)	12,000	242,194
Deutsche Telekom AG-Class W (b)	107,080	1,481,006
France Telecom SA (b)	15,100	388,312
Nippon Telegraph & Telephone Corp. (b)	143	629,854
Tele2 AB-Class B (b)	6,200	50,807
Telecom Italia SpA (ordinary shares) (b)	412,600	561,758
Telecom Italia SpA (savings shares) (b)	228,800	195,978
Telefonica SA (b)	141,406	2,864,781
Verizon Communications, Inc.	60,000	1,959,000

		14,242,770

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L (ADR)	34,077	1,022,310
KDDI Corp. (b)	66	430,261
NTT Docomo, Inc. (b)	528	883,386
Sprint Nextel Corp.	437,300	1,220,067
Vodafone Group PLC (b)	1,533,475	3,013,426

		6,569,450

		20,812,220

Industrials - 4.4%
Aerospace & Defense - 0.9%
BAE Systems PLC (b)	293,139	1,607,807
European Aeronautic Defence & Space Co., NV (b)	37,930	603,293
Lockheed Martin Corp.	24,375	1,879,556

		4,090,656

Airlines - 0.1%
Air France-KLM (b)	6,900	89,992
Deutsche Lufthansa AG (b)	24,600	322,899
Qantas Airways Ltd.	169,706	259,922

		672,813

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	80,600	865,644

Electrical Equipment - 0.6%
ABB Ltd. (a)(b)	28,853	374,053
Emerson Electric Co.	54,525	1,956,902
Furukawa Electric Co. Ltd. (b)	50,000	192,791

		2,523,746

Industrial Conglomerates - 1.3%
General Electric Co.	251,900	4,325,123
Textron, Inc.	32,800	499,544
Tyco International Ltd.	40,200	840,180

		5,664,847

Machinery - 0.3%
Atlas Copco AB-Class A (b)	49,100	347,465
Caterpillar, Inc.	6,700	274,633
Crane Co.	20,300	300,846
Dover Corp.	13,600	405,688
Vallourec (b)	2,400	256,130

		1,584,762

Road & Rail - 0.2%
East Japan Railway Co. (b)	73	564,799
Union Pacific Corp.	6,100	305,244

		870,043

Trading Companies & Distributors - 0.8%
Mitsubishi Corp. (b)	122,400	1,522,904
Mitsui & Co. Ltd. (b)	236,000	2,097,713

		3,620,617

		19,893,128

Utilities - 3.0%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	27,800	869,862
CEZ	11,139	442,266
E.ON AG (b)	88,543	3,095,858
Pinnacle West Capital Corp.	19,200	583,680
The Tokyo Electric Power Co., Inc. (b)	11,500	342,271

		5,333,937

Gas Utilities - 0.0%
Atmos Energy Corp.	6,700	167,031

Independent Power Producers & Energy Traders - 0.2%
International Power PLC (b)	82,295	327,831
Reliant Energy, Inc. (a)	98,600	565,964

		893,795

Multi-Utilities - 1.6%
A2A SpA (b)	197,600	346,026
Ameren Corp.	23,200	825,456
Centrica PLC (b)	41,700	152,598
CMS Energy Corp.	12,900	131,064

Company	Shares	U.S. $ Value
Consolidated Edison, Inc.	8,500	343,315
Dominion Resources, Inc.	39,100	1,439,662
GDF Suez (b)	43,979	1,764,180
National Grid PLC (b)	96,500	1,008,356
Wisconsin Energy Corp.	21,500	934,390

		6,945,047

		13,339,810

Total Common Stocks (cost $599,287,859)		432,008,973

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Standard Chartered PLC (a)(b)	17,736	112,043

Diversified Financial Services - 0.0%
Fortis (a)	35,930	0

		112,043

Utilities - 0.0%
Multi-Utilities - 0.0%
Centrica PLC (a)(b)	15,637	17,829

Materials - 0.0%
Chemicals - 0.0%
Incitec Pivot Ltd. (a)	50,946	5,006

Total Rights (cost $0)		134,878

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $2,279,983)	2,279,983	2,279,983

Total Investments—96.3% (cost $601,567,842)		434,423,834
Other assets less liabilities—3.7%		16,565,646

Net Assets—100.0%		$450,989,480

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	4	December 2008	$387,493	$348,927	$(38,566)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 12/15/08	292	$231,700	$236,217	$4,517
Euro settling 1/15/09	511	656,277	648,700	(7,577)
Euro settling 1/15/09	1,076	1,401,103	1,365,951	(35,152)
Japanese Yen settling 12/15/08	257,013	2,620,830	2,691,722	70,892
Japanese Yen settling 12/15/08	115,302	1,219,121	1,212,646	(6,475)
Japanese Yen settling 1/15/09	820,770	8,395,293	8,609,159	213,866
Japanese Yen settling 1/15/09	82,751	841,479	867,986	26,507
Japanese Yen settling 1/15/09	98,958	1,003,112	1,037,983	34,871
Japanese Yen settling 1/15/09	77,212	811,801	809,886	(1,915)
Japanese Yen settling 3/16/09	38,761	390,519	407,654	17,135
Japanese Yen settling 3/16/09	23,588	249,741	248,078	(1,663)
New Zealand Dollar settling 1/15/09	815	428,054	445,662	17,608
New Zealand Dollar settling 1/15/09	927	510,629	506,907	(3,722)
Norwegian Krone settling 1/15/09	13,688	1,941,010	1,944,193	3,183
Norwegian Krone settling 1/15/09	2,586	379,207	367,306	(11,901)
Norwegian Krone settling 3/16/09	11,760	1,610,429	1,665,603	55,174
Swedish Krona settling 1/15/09	22,615	2,885,726	2,793,127	(92,599)
Swedish Krona settling 3/16/09	5,692	704,804	702,999	(1,805)
Swiss Franc settling 1/15/09	923	807,736	762,546	(45,190)
Swiss Franc settling 1/15/09	2,038	1,732,477	1,683,714	(48,763)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 12/15/08	465	$715,170	$716,636	$(1,466)
British Pound settling 12/15/08	106	163,648	163,424	224
British Pound settling 1/15/09	5,151	8,331,794	7,938,481	393,313
British Pound settling 1/15/09	617	992,611	950,892	41,719
British Pound settling 1/15/09	1,343	2,099,781	2,069,770	30,011
British Pound settling 1/15/09	1,178	1,810,021	1,815,479	(5,458)
British Pound settling 3/16/09	1,275	1,891,233	1,965,716	(74,483)
Canadian Dollar settling 12/15/08	1,976	1,580,256	1,598,509	(18,253)
Canadian Dollar settling 3/16/09	230	187,159	186,389	770
Canadian Dollar settling 3/16/09	175	142,172	141,818	354
Euro settling 3/16/09	821	1,026,578	1,042,081	(15,503)
Euro settling 3/16/09	125	161,756	158,660	3,096
Japanese Yen settling 12/15/08	54,708	562,405	572,962	(10,557)
Japanese Yen settling 12/15/08	19,506	199,897	204,288	(4,391)
Japanese Yen settling 12/15/08	39,059	399,254	409,069	(9,815)
Japanese Yen settling 12/15/08	20,995	215,920	219,882	(3,962)
Japanese Yen settling 1/15/09	97,706	1,003,039	1,024,851	(21,812)
Japanese Yen settling 1/15/09	64,936	684,235	681,121	3,114
Norwegian Krone settling 1/15/09	2,033	301,946	288,760	13,186
Swedish Krona settling 3/16/09	1,489	184,739	183,901	838
Swiss Franc settling 1/15/09	5,859	5,050,644	4,840,472	210,172

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swiss Franc settling 1/15/09	983	$842,981	$812,115	$30,866
Swiss Franc settling 3/16/09	385	324,320	319,142	5,178

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $111,664,111.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the market value of this security amounted to $270,383 or 0.1% of net assets.

(d)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$313,529,701	$(38,566)
Level 2	120,615,024	(754,132)
Level 3	279,109	– 0	–

Total	$434,423,834	$(792,698)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 9/1/2008	$426,870		$	– 0	–
Accrued discounts /premiums	– 0	–		—
Realized gain (loss)	(552,309)			—	*
Change in unrealized appreciation/depreciation	429,498			– 0	–
Net purchases (sales)	(24,950)			—
Net transfers in and/or out of Level 3	– 0	–		—

Balance as of 11/30/08	$279,109		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08	$(65,882)		$	– 0	–

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $0

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—59.2%
Alabama—4.1%
Alabama Pub Sch & Coll Auth FGIC 5.00%, 12/01/21	$1,700	$1,702,227
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded) FGIC Series 02 5.00%, 2/01/41	1,100	1,168,233
Jefferson Cnty Swr Rev (Capital Impr Warrants) FGIC 5.25%, 2/01/24	3,200	3,475,520
Jefferson Cnty Swr Rev (Prerefunded) FGIC 5.125%, 2/01/42	1,650	1,784,937
Jefferson Cnty Swr Rev (Unrefunded) FGIC 5.00%, 2/01/38	2,710	2,919,917

		11,050,834

Arizona—0.6%
Arizona Hlth Fac Auth (Phoenix Children's Hosp) 2.03%, 2/01/42 (a)	785	619,632
Gilbert Wtr Res Muni Ppty Corp. Series 04 4.90%, 4/01/19	710	665,895
Pima Cnty IDA (Horizon Comnty Learning Ctr) 4.45%, 6/01/14	70	62,001
Pima Cnty IDA (Wtr & Wastewtr Rev) 5.45%, 12/01/17	450	365,877

		1,713,405

Arkansas—0.4%
Springdale MBIA 4.00%, 7/01/16	1,010	1,029,321

California—1.4%
California 5.00%, 3/01/16	2,225	2,312,487

Company	Principal Amount (000)	U.S. $ Value
California (Various Purposes) 5.00%, 3/01/14	25	26,316
California Econ Rec Series A 5.25%, 7/01/12	1,000	1,066,660
California Statewide CDA (Kaiser Permanente) Series E 3.875%, 4/01/32 (b)	280	283,413

		3,688,876

Colorado—0.6%
Mesa Cnty Valley Sch Dist No 51 Grand Junction MBIA 5.00%, 12/01/23	1,000	989,600
PV Wtr & Sanitation Metro Dist Capital Appreciation Series 06 Zero Coupon, 12/15/17	794	416,826
Todd Creek Farms Metro Dist No. 1 5.60%, 12/01/14	260	232,333

		1,638,759

District Of Columbia—0.8%
Metro Washington Arpt Auth Series 2008A 5.50%, 10/01/15	2,035	2,010,946

Florida—3.9%
Arborwood CDD (Centex Homes Proj) Series B 5.25%, 5/01/16	255	206,807
Bartram Park CDD (Spl Assmt) 4.875%, 5/01/15	100	81,060
Citizens Ppty Insurance Corp. MBIA Series A 5.00%, 3/01/15 - 3/01/16	4,000	3,939,950
Dade Cnty Sch Dist MBIA Series 94 5.00%, 8/01/12	1,100	1,148,103
Fishhawk CDD II (Spl Assmt) Series B 5.125%, 11/01/09	95	87,347
Hammock Bay CDD (Spl Assmt) Series B 5.375%, 5/01/11	50	46,910

Company	Principal Amount (000)	U.S. $ Value
Heritage Isle at Viera CDD Series 4B 5.00%, 11/01/09	100	97,121
Heritage Plantation CDD Series B 5.10%, 11/01/13	105	82,176
Lake Ashton II CDD (Capital Impr Rev) Series B 4.875%, 11/01/10	100	94,421
Meadow Pointe III CDD Series 4B 5.00%, 5/01/09	30	29,619
Meadow Woods CDD Series 4B 5.25%, 5/01/11	50	44,975
Midtown Miami CDD Series 04A 6.00%, 5/01/24	275	216,120
Overoaks CDD (Capital Impr Rev) Series 4B 5.125%, 5/01/09	150	123,121
Palm Beach Cnty Sch Brd FGIC 5.00%, 8/01/13	1,030	1,072,457
Parkway Ctr CDD (Spl Assmt Ref) Series B 5.625%, 5/01/14	160	138,731
Paseo CDD 5.00%, 2/01/11	430	398,791
Paseo CDD (Capital Impr Rev) Series B 4.875%, 5/01/10	435	413,259
Quarry CDD (Spl Assmt) 5.25%, 5/01/16	235	191,591
Rolling Hills CDD Series B 5.125%, 11/01/13	435	372,312
Shingle Creek CDD 5.75%, 5/01/15	370	314,751
South Bay CDD Series 5B-2 5.375%, 5/01/13 (c)	100	55,192
Tern Bay CDD (Capital Impr Rev) Series B 5.00%, 5/01/15 (c)	435	217,500

Company	Principal Amount (000)	U.S. $ Value
Verano Ctr CDD (Infra Proj) Series B 5.00%, 11/01/13	700	591,724
Villages of Westport CDD Series 05A 5.125%, 5/01/15	180	148,633
Waterset North CDD (Spl Assmt) Series B 6.55%, 11/01/15	485	426,359

		10,539,030

Guam—0.2%
Guam Govt Wtrwks Auth (Prerefunded) COP 5.18%, 7/01/15	261	270,998
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev Series 05 5.00%, 7/01/13	225	216,184

		487,182

Hawaii—1.8%
Hawaii AMBAC 5.00%, 7/01/13	4,540	4,903,382

Illinois—3.4%
Hodgkins Tax Incr Rev 5.00%, 1/01/11	1,000	976,320
Illinois AMBAC Series B 5.00%, 3/01/14	3,400	3,681,214
Illinois FGIC 5.00%, 4/01/15	1,545	1,673,621
Illinois MBIA 5.00%, 9/01/13	2,500	2,704,525
Pingree Grove Village Special Tax (Cambridge Lakes Proj) Series 5-1 5.25%, 3/01/15	100	83,631

		9,119,311

Indiana—1.2%
Elkhart Cnty MBIA 5.25%, 12/01/21	1,215	1,364,299
Indiana Bond Bank (SPL Program Gas) Series A 5.25%, 10/15/19	1,945	1,706,524

		3,070,823

Company	Principal Amount (000)	U.S. $ Value
Kansas—0.2%
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax) Series B 4.75%, 12/01/16	610	523,002

Louisiana—1.9%
Louisiana MBIA Series A 5.25%, 8/01/16	3,830	4,093,466
Morehouse Parish Series A 5.25%, 11/15/13	1,000	880,000

		4,973,466

Michigan—3.5%
Michigan FSA Series 05B 5.00%, 9/01/12	2,510	2,691,046
Michigan Muni Bond Auth 5.50%, 10/01/13	6,085	6,755,020

		9,446,066

Minnesota—0.1%
Saint Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj) 5.15%, 11/15/20	310	229,211

Missouri—0.9%
Missouri Highways & Transit Commission Series 2007 5.00%, 5/01/14	2,190	2,379,829

Nevada—0.5%
Clark Cnty Impr Dist 4.05%, 8/01/10	670	635,857
Clark Cnty PCR (Southern California) AMT Series C 3.25%, 6/01/31 (b)	335	335,409
Henderson Loc Impr Dist No. T-16 4.75%, 3/01/13	35	29,261
Las Vegas Spl Impr Dist No. 607 5.35%, 6/01/12	245	222,426

		1,222,953

New Jersey—2.5%
New Jersey Transp Trust Fund Auth FGIC 5.00%, 6/15/12	3,775	3,973,150
New Jersey EDA (Spl Cigarette Tax) FSA Series 4 5.00%, 6/15/10	830	853,049

Company	Principal Amount (000)	U.S. $ Value
New Jersey Transp Trust Fund Auth AMBAC Series A 5.50%, 12/15/13	1,775	1,908,675

		6,734,874

New York—5.2%
New York City Series 4G 5.00%, 8/01/12	1,315	1,383,091
Series E 5.00%, 8/01/15	2,625	2,759,794
Series H 5.00%, 8/01/11	1,645	1,723,746
New York St Dorm Auth (Mount Sinai NYU Hlth) 5.00%, 7/01/11	325	317,187
New York St Thruway Auth (Hwy & Brdg Trust Fund) FSA Series 5B 5.00%, 4/01/14	6,505	7,007,967
Tobacco Settlement Fin Corp. 5.25%, 6/01/13	815	815,676

		14,007,461

North Carolina—0.5%
North Carolina Eastern Muni Pwr Agy Series A 5.00%, 1/01/15	785	807,741
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev) ACA-CBI 5.50%, 1/01/10	385	397,074

		1,204,815

Ohio—1.4%
American Muni Pwr-Ohio, Inc. 5.00%, 2/01/12	1,000	918,250
Cleveland Muni Sch Dist FSA 5.25%, 12/01/19	1,000	1,036,150
Ohio Wtr Dev Auth PCR Series 2008C 7.25%, 11/01/32 (b)	1,620	1,611,722
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT Series A 7.00%, 8/01/21	275	241,411

		3,807,533

Pennsylvania—3.7%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys) Series A 5.00%, 11/15/13	925	788,313

Company	Principal Amount (000)	U.S. $ Value
Allegheny Cnty Redev Auth (Pittsburgh Mills Proj) 5.10%, 7/01/14	250	220,713
Bucks Cnty IDA (Waste Management Inc. Proj) 3.90%, 12/01/22 (b)	1,000	973,140
Pennsylvania MBIA 5.00%, 1/01/13	1,420	1,531,044
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty) 6.00%, 2/01/21	265	198,906
Pennsylvania FGIC 5.00%, 7/01/13	3,690	3,996,823
Philadelphia Auth for IDR (Leadership Learning Partners) Series 05A 4.60%, 7/01/15	300	257,415
Philadelphia XLCA 5.00%, 2/15/11	2,000	2,068,900

		10,035,254

Puerto Rico—1.5%
Puerto Rico Pub Bldgs Auth 5.75%, 7/01/14	2,820	2,890,021
Puerto Rico Pub Fin Corp. Series A 5.75%, 8/01/27 (b)	1,075	1,069,700

		3,959,721

South Carolina—1.0%
South Carolina Pub Svc Auth FSA 5.00%, 1/01/14	2,450	2,658,691

Texas—9.8%
Austin Elec Util Sys FSA 5.00%, 11/15/13	6,915	7,467,370
Dallas 5.00%, 2/15/12	3,350	3,581,385
5.125%, 2/15/12	1,020	1,094,327
Houston AMBAC 5.00%, 5/15/34 (b)	1,505	1,561,844
Houston MBIA 5.00%, 3/01/15	3,300	3,544,662
Katy Dev Auth (Metro Contract) Series A 5.75%, 6/01/09	150	148,791
Texas 5.00%, 10/01/12 - 10/01/13	6,655	7,181,892

Company	Principal Amount (000)	U.S. $ Value
Texas Pub Fin Auth AMBAC 5.00%, 2/01/16	1,640	1,739,318

		26,319,589

Washington—5.5%
Energy Northwest Series A 5.00%, 7/01/14	1,775	1,906,013
Energy Northwest (Benneville Pwr Admin) Series 2008D 5.00%, 7/01/11	6,525	6,891,118
Energy Northwest MBIA Series A 5.25%, 7/01/13	1,750	1,892,292
Washington AMBAC Series D 5.00%, 1/01/14	1,760	1,904,778
Washington FSA 5.00%, 1/01/12	1,000	1,069,610
Washington Pub Pwr Sup Sys 5.75%, 7/01/09	1,100	1,128,853

		14,792,664

Wisconsin—2.6%
Wisconsin AMBAC Series 1 5.00%, 5/01/16	2,000	2,155,020
Wisconsin MBIA Series A 5.00%, 5/01/13	1,000	1,077,320
Wisconsin Transp Rev FSA Series A 5.25%, 7/01/14	3,500	3,846,885

		7,079,225

Total Municipal Obligations (cost $159,438,819)		158,626,223

	Shares
COMMON STOCKS—38.7%
Financials—7.0%
Capital Markets—1.4%
3i Group PLC (d)	12,794	81,521
The Blackstone Group LP	22,825	142,884
The Charles Schwab Corp.	17,475	320,317
Credit Suisse Group AG (d)	16,815	492,874
Deutsche Bank AG (d)	7,450	264,743
Franklin Resources, Inc.	6,600	400,950
The Goldman Sachs Group, Inc.	12,725	1,005,148
ICAP PLC (d)	34,057	154,557

Company	Shares	U.S. $ Value
Julius Baer Holding AG (d)	7,458	244,804
Man Group PLC (d)	73,573	287,046
Morgan Stanley	24,100	355,475

		3,750,319

Commercial Banks—1.5%
Australia & New Zealand Banking Group Ltd.	10,400	101,749
Banco do Brasil SA	12,500	77,601
Banco Santander Central Hispano SA (d)	29,631	243,388
Barclays PLC (d)	69,000	183,312
BNP Paribas SA (d)	7,319	405,440
Credit Agricole SA (d)	13,750	153,593
Fifth Third Bancorp	23,800	227,528
HBOS PLC (d)	85,746	121,275
HSBC Holdings PLC (d)	16,700	182,526
KB Financial Group, Inc. (e)	4,500	92,512
Lloyds TSB Group PLC (d)	25,800	66,732
Mitsubishi UFJ Financial Group, Inc. (d)	45,000	249,944
Nordea Bank AB (d)	11,600	83,873
Royal Bank of Scotland Group PLC (London Virt-X) (d)	95,378	82,036
Shinhan Financial Group Co. Ltd.	3,780	79,165
Societe Generale-Class A (d)	3,106	133,104
Standard Bank Group Ltd.	11,300	96,979
Standard Chartered PLC (d)	12,168	159,060
Sumitomo Mitsui Financial Group, Inc. (d)	41	148,777
SunTrust Banks, Inc.	3,000	95,190
U.S. Bancorp	6,800	183,464
Wells Fargo & Co.	25,000	722,250

		3,889,498

Consumer Finance—0.2%
Capital One Financial Corp.	6,400	220,224
Discover Financial Services	26,000	265,980
ORIX Corp. (d)	2,490	155,199

		641,403

Diversified Financial Services—1.9%
Bank of America Corp.	47,700	775,125
Citigroup, Inc.	63,300	524,757
CME Group, Inc.-Class A	5,625	1,192,219
Deutsche Boerse AG (d)	2,220	158,513
ING Group (d)	10,556	89,062
JP Morgan Chase & Co.	76,275	2,414,866
Qbe Insurance Group Placement (e)	1,600	24,890

		5,179,432

Insurance—2.0%
ACE Ltd.	7,500	391,875
Allianz SE (d)	3,900	322,998

Company	Shares	U.S. $ Value
Allstate Corp.	14,500	368,880
American International Group, Inc.	28,800	57,888
Assurant, Inc.	1,900	41,363
Aviva PLC (d)	29,728	184,901
Chubb Corp.	9,800	503,328
Everest Re Group Ltd.	1,500	117,690
Fidelity National Financial, Inc.-Class A	5,600	69,048
Genworth Financial, Inc.-Class A	21,100	30,595
Hartford Financial Services Group, Inc.	7,700	65,065
Lincoln National Corp.	8,200	112,586
MetLife, Inc.	17,000	488,920
Muenchener Rueckversicherungs AG (d)	2,100	285,273
Old Republic International Corp.	14,700	150,822
PartnerRe Ltd.	3,900	272,844
The Progressive Corp.	23,100	346,962
QBE Insurance Group Ltd.	16,341	256,110
RenaissanceRe Holdings Ltd.	4,800	226,224
Torchmark Corp.	4,900	177,135
The Travelers Co., Inc.	11,033	481,590
Unum Group	17,600	262,240
XL Capital Ltd.-Class A	9,800	49,294

		5,263,631

		18,724,283

Health Care—7.0%
Biotechnology—2.2%
Amgen, Inc. (e)	15,500	860,870
Celgene Corp. (e)	22,825	1,189,183
CSL Ltd./Australia	5,978	136,941
Genentech, Inc. (e)	20,075	1,537,745
Gilead Sciences, Inc. (e)	47,075	2,108,489

		5,833,228

Health Care Equipment & Supplies—0.9%
Alcon, Inc.	10,975	875,695
Baxter International, Inc.	13,175	696,957
Becton Dickinson & Co.	9,875	627,359
Covidien Ltd.	4,400	162,140

		2,362,151

Health Care Providers & Services—0.4%
Cardinal Health, Inc.	5,400	175,608
Medco Health Solutions, Inc. (e)	21,800	915,600

		1,091,208

Pharmaceuticals—3.5%
Abbott Laboratories	22,400	1,173,536
AstraZeneca PLC (d)	5,500	207,768
Bayer AG (d)	8,022	414,461
Eli Lilly & Co.	7,900	269,785
GlaxoSmithKline PLC (d)	22,200	384,685

Company	Shares	U.S. $ Value
Johnson & Johnson	14,900	872,842
Merck & Co., Inc.	22,600	603,872
Novartis AG (d)	17,720	826,992
Novo Nordisk A/S-Class B	5,650	290,010
Pfizer, Inc.	80,600	1,324,258
Roche Holding AG (d)	1,700	238,190
Sanofi-Aventis SA (d)	5,461	301,789
Schering-Plough Corp.	3,600	60,516
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	47,350	2,043,153
Wyeth	9,600	345,696

		9,357,553

		18,644,140

Energy—5.6%
Energy Equipment & Services—0.7%
Nabors Industries Ltd. (e)	11,900	172,550
Schlumberger Ltd.	32,325	1,640,170
Tenaris SA (Sponsored) (ADR)	3,800	79,914

		1,892,634

Energy Sources—0.1%
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (d)	11,495	309,342

Oil, Gas & Consumable Fuels—4.8%
Anadarko Petroleum Corp.	9,300	381,765
Apache Corp.	8,200	633,860
BG Group PLC (d)	24,500	350,299
BP PLC (d)	48,900	397,068
Chevron Corp.	23,500	1,856,735
China Petroleum & Chemical Corp.-Class H	460,000	306,784
ConocoPhillips	21,600	1,134,432
Devon Energy Corp.	8,800	636,592
ENI SpA (d)	13,700	310,846
EOG Resources, Inc.	13,725	1,166,899
Exxon Mobil Corp.	34,400	2,757,160
LUKOIL (Sponsored) (ADR)	3,300	104,940
Nexen, Inc. (d)	3,206	66,133
Occidental Petroleum Corp.	3,900	211,146
Petro-Canada (d)	8,600	234,653
Petroleo Brasileiro SA (ADR)	8,300	173,802
Royal Dutch Shell PLC (London Virt-X)-Class A (d)	20,939	557,904
StatoilHydro ASA (d)	31,550	531,843
Sunoco, Inc.	2,800	111,272
Total SA (d)	13,704	719,722
Valero Energy Corp.	7,500	137,625

		12,781,480

		14,983,456

Company	Shares	U.S. $ Value
Consumer Staples—5.3%
Beverages—1.0%
The Coca-Cola Co.	16,400	768,668
Coca-Cola Enterprises, Inc.	23,200	212,976
Molson Coors Brewing Co.-Class B	13,225	588,116
Pepsi Bottling Group, Inc.	10,600	191,754
PepsiCo, Inc.	16,500	935,550

		2,697,064

Food & Staples Retailing—1.2%
Costco Wholesale Corp.	11,225	577,751
Delhaize Group (d)	1,500	90,245
Koninklijke Ahold NV (d)	15,720	175,190
The Kroger Co.	14,500	401,070
Safeway, Inc.	13,000	283,400
Seven & I Holdings Co. Ltd. (d)	2,500	70,716
Supervalu, Inc.	9,200	109,572
Tesco PLC (d)	72,184	329,674
Wal-Mart Stores, Inc.	20,125	1,124,585

		3,162,203

Food Products—1.1%
Associated British Foods PLC (d)	14,300	149,708
Bunge Ltd.	4,500	191,070
ConAgra Foods, Inc.	13,300	196,175
Del Monte Foods Co.	13,000	76,960
General Mills, Inc.	8,525	538,524
The JM Smucker Co.	482	21,868
Kellogg Co.	10,250	445,158
Kraft Foods, Inc.-Class A	4,000	108,840
Nestle SA (d)	19,095	691,664
Tyson Foods, Inc.-Class A	11,700	78,507
Unilever PLC (d)	18,908	434,969

		2,933,443

Household Products—1.3%
Colgate-Palmolive Co.	10,850	706,009
Procter & Gamble Co.	34,105	2,194,657
Reckitt Benckiser PLC (d)	11,742	500,072

		3,400,738

Tobacco—0.7%
Altria Group, Inc.	13,600	218,688
British American Tobacco PLC (d)	16,834	441,500
Philip Morris International, Inc.	25,525	1,076,134
Reynolds American, Inc.	7,300	299,884

		2,036,206

		14,229,654

Company	Shares	U.S. $ Value
Information Technology—4.7%
Communications Equipment—1.1%
Cisco Systems, Inc. (e)	78,775	1,302,939
Corning, Inc.	13,400	120,734
Motorola, Inc.	28,500	122,835
Nokia OYJ (d)	12,300	174,212
QUALCOMM, Inc.	34,950	1,173,271
Telefonaktiebolaget LM Ericsson-Class B (d)	17,000	119,483

		3,013,474

Computers & Peripherals—2.0%
Apple, Inc. (e)	23,825	2,207,863
Compal Electronics, Inc. (GDR) (f)	43,866	113,324
Dell, Inc. (e)	7,800	87,126
Fujitsu Ltd. (d)	32,000	138,896
Hewlett-Packard Co.	71,225	2,512,818
Lexmark International, Inc.-Class A (e)	6,500	170,170
Toshiba Corp. (d)	36,000	131,899
Western Digital Corp. (e)	4,800	58,560

		5,420,656

Electronic Equipment, Instruments & Components—0.2%
AU Optronics Corp.	69,000	42,327
Hitachi High-Technologies Corp. (d)	2,400	45,092
Hitachi Ltd. (d)	15,000	69,737
Ingram Micro, Inc.-Class A (e)	10,000	107,700
Sanmina-SCI Corp. (e)	20,600	13,184
Tyco Electronics Ltd.	13,100	215,888

		493,928

Internet Software & Services—0.9%
Google, Inc.-Class A (e)	8,005	2,345,145
Tencent Holdings Ltd.	12,000	66,003

		2,411,148

Semiconductors & Semiconductor Equipment—0.3%
Elpida Memory, Inc. (d)(e)	4,100	19,086
Intel Corp.	16,475	227,355
Nvidia Corp. (e)	26,600	198,702
Samsung Electronics Co. Ltd.	360	119,234
United Microelectronics Corp.	498,088	118,656

		683,033

Software—0.2%
Activision Blizzard, Inc. (e)	21,450	250,965
Microsoft Corp.	5,350	108,177
Nintendo Co. Ltd. (d)	800	248,762
Symantec Corp. (e)	3,000	36,090

		643,994

		12,666,233

Consumer Discretionary—2.6%
Auto Components—0.1%
Autoliv, Inc.	7,300	139,357

Company	Shares	U.S. $ Value
Compagnie Generale des Etablissements Michelin-Class B (d)	2,100	100,807
Magna International, Inc.-Class A (d)	1,800	52,054

		292,218

Automobiles—0.2%
Honda Motor Co. Ltd. (d)	4,300	96,304
Isuzu Motors Ltd. (d)	33,000	41,123
Nissan Motor Co. Ltd. (d)	39,800	134,140
Renault SA (d)	6,500	143,729
Toyota Motor Corp. (d)	5,800	185,955

		601,251

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	17,950	1,054,563

Household Durables—0.2%
Centex Corp.	5,400	49,464
KB Home	5,800	67,454
Sharp Corp. (d)	16,000	108,030
Sony Corp. (d)	5,800	112,843

		337,791

Media—0.9%
CBS Corp.-Class B	23,300	155,178
Gannett Co., Inc.	23,800	207,298
Lagardere SCA (d)	3,500	128,165
News Corp.-Class A	3,000	23,700
SES SA (FDR) (d)	8,600	151,066
Time Warner, Inc.	67,800	613,590
Viacom, Inc.-Class B (e)	8,700	138,504
The Walt Disney Co.	40,175	904,741

		2,322,242

Multiline Retail—0.3%
JC Penney Co., Inc.	7,000	132,930
Kohl’s Corp. (e)	16,900	551,954
Macy’s, Inc.	14,200	105,364

		790,248

Specialty Retail—0.4%
AutoNation, Inc. (e)	8,200	70,028
Foot Locker, Inc.	9,400	63,262
Home Depot, Inc.	30,000	693,300
Limited Brands, Inc.	4,900	45,619
Lowe's Cos, Inc.	10,900	225,194

		1,097,403

Textiles, Apparel & Luxury Goods—0.1%
Jones Apparel Group, Inc.	19,700	101,061
Nike, Inc.-Class B	4,300	228,975

		330,036

		6,825,752

Company	Shares	U.S. $ Value
Telecommunication Services—2.0%
Diversified Telecommunication Services—1.4%
AT&T, Inc.	62,500	1,785,000
BCE, Inc. (d)	3,200	64,585
Deutsche Telekom AG-Class W (d)	24,990	345,633
Nippon Telegraph & Telephone Corp. (d)	42	184,992
Telecom Italia SpA (ordinary shares) (d)	105,100	143,094
Telecom Italia SpA (savings shares) (d)	58,100	49,765
Telefonica SA (d)	34,609	701,153
Verizon Communications, Inc.	17,100	558,315

		3,832,537

Wireless Telecommunication Services—0.6%
America Movil SAB de CV Series L (ADR)	7,600	228,000
KDDI Corp. (d)	15	97,787
NTT Docomo, Inc. (d)	146	244,270
Sprint Nextel Corp.	105,500	294,345
Vodafone Group PLC (d)	337,469	663,159

		1,527,561

		5,360,098

Industrials—1.7%
Aerospace & Defense—0.3%
BAE Systems PLC (d)	54,084	296,640
European Aeronautic Defence & Space Co., NV (d)	7,990	127,084
Lockheed Martin Corp.	6,075	468,443

		892,167

Airlines—0.1%
Deutsche Lufthansa AG (d)	12,100	158,824
Qantas Airways Ltd.	53,177	81,447
UAL Corp.	8,800	99,000

		339,271

Commercial Services & Supplies—0.1%
Allied Waste Industries, Inc. (e)	16,600	178,284

Electrical Equipment—0.2%
ABB Ltd. (d)(e)	6,518	84,500
Emerson Electric Co.	13,375	480,029

		564,529

Industrial Conglomerates—0.6%
General Electric Co.	75,000	1,287,750
Tyco International Ltd.	13,400	280,060

		1,567,810

Machinery—0.1%
Atlas Copco AB-Class A (d)	11,100	78,551
Caterpillar, Inc.	2,000	81,980
Illinois Tool Works, Inc.	2,000	68,240
Vallourec (d)	500	53,360

		282,131

Company	Shares	U.S. $ Value
Road & Rail—0.0%
Union Pacific Corp.	1,600	80,064

Trading Companies & Distributors—0.3%
Mitsubishi Corp. (d)	23,000	286,167
Mitsui & Co. Ltd. (d)	53,000	471,096

		757,263

		4,661,519

Materials—1.7%
Chemicals—1.0%
Air Products & Chemicals, Inc.	3,125	149,250
BASF SE (d)	6,400	204,021
Eastman Chemical Co.	5,200	171,080
Incitec Pivot Ltd.	17,112	29,980
Lanxess AG (d)	1,800	29,788
Mitsubishi Chemical Holdings Corp. (d)	33,500	140,270
Monsanto Co.	20,100	1,591,920
Nova Chemicals Corp. (d)	2,300	19,052
Potash Corp. of Saskatchewan	1,063	65,523
Solvay SA-Class A (d)	1,900	136,032
Syngenta AG (d)	630	113,269

		2,650,185

Containers & Packaging—0.1%
Owens-Illinois, Inc. (e)	10,800	218,376

Metals & Mining—0.6%
Antofagasta PLC (d)	12,400	83,076
ArcelorMittal (Euronext Amsterdam) (d)	4,500	108,163
ArcelorMittal (Euronext Paris) (d)	337	8,116
BHP Billiton Ltd.	9,200	173,640
BHP Billiton PLC (d)	14,421	261,436
Cia Vale do Rio Doce-Class B (ADR)	11,600	138,504
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	9,800	106,722
JFE Holdings, Inc. (d)	6,000	146,059
MMC Norilsk Nickel (ADR)	3,402	25,107
Rio Tinto PLC (d)	10,436	260,059
Sumitomo Metal Mining Co. Ltd. (d)	12,000	114,012
Xstrata PLC (d)	5,340	77,119
Yamato Kogyo Co. Ltd. (d)	1,500	33,655

		1,535,668

Paper & Forest Products—0.0%
Stora Enso Oyj-Class R (d)	8,300	67,577
Svenska Cellulosa AB-Class B (d)	15,800	128,251

		195,828

		4,600,057

Utilities—1.1%
Electric Utilities—0.5%
American Electric Power Co., Inc.	10,000	312,900

Company	Shares	U.S. $ Value
CEZ	2,366	93,940
E.ON AG (d)	17,891	625,549
Pinnacle West Capital Corp.	6,700	203,680
The Tokyo Electric Power Co., Inc. (d)	5,400	160,719

		1,396,788

Gas Utilities—0.0%
Atmos Energy Corp.	1,900	47,367

Independent Power Producers & Energy Traders—0.1%
International Power PLC (d)	15,329	61,065
Reliant Energy, Inc. (e)	22,900	131,446

		192,511

Multi-Utilities—0.5%
Centrica PLC (d)	14,200	51,964
CMS Energy Corp.	3,000	30,480
Consolidated Edison, Inc.	2,400	96,936
Dominion Resources, Inc.	5,300	195,146
GDF Suez (d)	10,279	412,333
National Grid PLC (d)	20,600	215,255
Wisconsin Energy Corp.	6,000	260,760

		1,262,874

		2,899,540

Construction & Housing—0.0%
Building Materials—0.0%
CRH PLC (d)	5,000	109,928

Total Common Stocks (cost $138,974,734)		103,704,660

RIGHTS—0.0%
Financials—0.0%
Commercial Banks—0.0%
Standard Chartered PLC (d)(e)	4,011	25,339

Diversified Financial Services—0.0%
Fortis (e)	18,866	0

		25,339

Utilities—0.0%
Multi-Utilities—0.0%
Centrica PLC (d)(e)	5,325	6,071

Materials—0.0%
Chemicals—0.0%
Incitec Pivot Ltd. (e)	11,000	1,081

Total Rights (cost $0)		32,491

SHORT-TERM INVESTMENTS—1.9%
Investment Companies—1.3%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (g)	3,438,714	3,438,714

	Principal Amount (000)	U.S. $ Value
Municipal Obligations—0.6%
Massachusetts—0.6%
Massachusetts St Dev Fin Agy (Harvard Univ) Series B-1 0.60%, 7/15/36 (h)	$1,500	1,500,000

Total Short-Term Investments (cost $4,938,714)		4,938,714

Total Investments—99.8% (cost $303,352,267)		267,302,088
Other assets less liabilities—0.2%		592,686

Net Assets—100.0%		$267,894,774

INTEREST RATE SWAP TRANSACTIONS

	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Portfolio		Payments received by the Portfolio
Merrill Lynch	$970	2/12/12	BMA	*	3.548%	$41,048

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	2	December 2008	$79,586	$61,622	$(17,964)
FTSE 100 Index Futures	1	December 2008	56,920	66,054	9,134

					$(8,830)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 12/15/08	90	$71,605	$72,807	$1,202
Japanese Yen settling 12/15/08	35,987	366,969	376,895	9,926
Japanese Yen settling 12/15/08	19,520	199,530	204,435	4,905
Japanese Yen settling 12/15/08	12,835	133,410	134,987	1,577
Japanese Yen settling 1/15/09	211,739	2,165,785	2,220,957	55,172
Japanese Yen settling 1/15/09	11,790	119,538	123,667	4,129
Japanese Yen settling 1/15/09	8,399	88,805	88,333	(472)
Japanese Yen settling 3/16/09	12,513	131,536	131,601	65
Japanese Yen settling 3/16/09	11,027	116,110	115,972	(138)
New Zealand Dollar settling 1/15/09	249	143,698	136,160	(7,538)
New Zealand Dollar settling 1/15/09	200	110,168	109,365	(803)
Norwegian Krone settling 1/15/09	3,996	566,648	567,577	929
Norwegian Krone settling 3/16/09	2,840	388,913	402,238	13,325
Swedish Krona settling 12/15/08	2,401	306,217	296,595	(9,622)
Swedish Krona settling 1/15/09	5,700	727,333	703,994	(23,339)
Swedish Krona settling 3/16/09	1,194	151,158	147,467	(3,691)
Swiss Franc settling 1/15/09	254	224,839	209,845	(14,994)
Swiss Franc settling 1/15/09	440	374,038	363,510	(10,528)

Sale Contracts:
British Pound settling 1/15/09	1,211	1,958,805	1,866,337	92,468
British Pound settling 1/15/09	322	503,447	496,251	7,196
British Pound settling 1/15/09	147	226,086	226,550	(464)
British Pound settling 3/16/09	24	36,868	37,002	(134)
British Pound settling 3/16/09	264	391,596	407,019	(15,423)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Canadian Dollar settling 12/15/08	439	$351,079	$355,134	$(4,055)
Canadian Dollar settling 3/16/09	52	44,944	42,140	2,804
Euro settling 3/16/09	170	212,568	215,778	(3,210)
Japanese Yen settling 12/15/08	6,126	62,976	64,158	(1,182)
Japanese Yen settling 12/15/08	5,467	55,356	57,256	(1,900)
Japanese Yen settling 12/15/08	7,325	75,132	76,715	(1,583)
Japanese Yen settling 12/15/08	10,209	105,302	106,920	(1,618)
Japanese Yen settling 1/15/09	32,535	335,050	341,264	(6,214)
Norwegian Krone settling 1/15/09	952	142,846	135,218	7,628
Swedish Krona settling 12/15/08	976	120,949	120,565	384
Swedish Krona settling 12/15/08	517	67,493	63,865	3,628
Swedish Krona settling 12/15/08	370	45,903	45,706	197
Swedish Krona settling 12/15/08	538	67,524	66,459	1,065
Swedish Krona settling 3/16/09	425	53,278	52,490	788
Swiss Franc settling 1/15/09	1,599	1,378,389	1,321,030	57,359

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2008.

(b)	Variable rate coupon, rate shown as of November 30, 2008.

(c)	Illiquid security, valued at fair value. (See note A)

(d)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $23,561,873.

(e)	Non-income producing security.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the market value of this security amounted to $113,324 or 0.0% of net assets.

(g)	Investment in affiliated money market mutual fund.

(h)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

An amount equivalent to U.S. $16,022 has been segregated to collateralize margin requirements for the futures cash collateral at November 30, 2008.

* Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of November 30, 2008, the Portfolio held 59.8% of its total investments in municipal bonds. Of the total investments in municipal bonds, 58% is insured (7% of this amount represents the Portfolio’s holding in pre-refunded insured bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	– ACA Capital
ADR	– American Depositary Receipt
AMBAC	– American Bond Assurance Corporation
AMT	– Alternative Minimum Tax (subject to)
BMA	– Bond Market Association
CDA	– Community Development Administration
CDD	– Community Development District
COP	– Certificate of Participation
EDA	– Economic Development Agency
FDR	– Fiduciary Depositary Receipt
FGIC	– Financial Guaranty Insurance Company
FSA	– Financial Security Assurance Inc.
GDR	– Global Depositary Receipt
IDA	– Industrial Development Authority/Agency
IDR	– Industrial Development Revenue
MBIA	– Municipal Bond Investors Assurance
PCR	– Pollution Control Revenue Bond
SWFR	– Solid Waste Facility Revenue
XLCA	– XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$81,935,950		$(8,830)
Level 2	185,366,138		– 0	–
Level 3	– 0	–	41,048

Total	$267,302,088		$32,218

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 9/1/2008		$127,170		$28,441
Accrued discounts /premiums		– 0	–	—
Realized gain (loss)		– 0	–	—	*
Change in unrealized appreciation/depreciation		(16,960)		12,607
Net purchases (sales)		(110,210)		—
Net transfers in and/or out of Level 3		– 0	–	—

Balance as of 11/30/08	$	– 0	–	$41,048

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08	$	– 0	–	$12,607

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $0

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 72.1%
Alabama - 4.6%
Alabama Pub Sch & Coll Auth FGIC
5.00%, 12/01/21	$400	$400,524
Jefferson Cnty
5.00%, 1/01/10	1,000	805,120
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,000	1,062,030
Jefferson Cnty Swr Rev (Capital Inpr Warrants) FGIC
5.25%, 2/01/24	1,000	1,086,100
Jefferson Cnty Swr Rev (Prerefunded) FGIC
5.125%, 2/01/42	1,260	1,363,043
Jefferson Cnty Swr Rev (Unrefunded) FGIC
5.00%, 2/01/38	1,000	1,077,460

		5,794,277

Arizona - 2.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.03%, 2/01/42 (a)	235	185,495
Arizona Sch Fac Brd MBIA
5.25%, 9/01/15	1,500	1,656,795
Arizona Transp Board AMBAC
Series 2004B
5.00%, 7/01/15	565	602,578
Scottsdale IDA (Scottsdale Hlthcare) FSA
Series 2006
10.00%, 9/01/45 (b)+	150	150,000

		2,594,868

California - 0.3%
San Francisco City & Cnty Arpt Commission (San Francisco Int’l Arpt)
Series 2008A
6.75%, 5/01/19 (b)	400	405,540

Company	Principal Amount (000)	U.S. $ Value
Colorado - 1.7%
Adonea Metro Dist No 2
4.375%, 12/01/15	530	488,204
Denver City & Cnty Arpt AMBAC
6.00%, 11/15/09	1,075	1,103,229
Denver Conv Ctr Proj FSA
Series A
5.00%, 9/01/10	580	601,153

		2,192,586

District Of Columbia - 0.4%
Metro Washington Arpt Auth AMBAC
5.00%, 10/01/10	515	515,407

Florida - 7.1%
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,000	1,043,730
Florida Board of Ed FGIC
Series 2005A
5.00%, 6/01/15	1,795	1,923,271
Florida Dept of Enviro Protection
Series 2008B
5.25%, 7/01/16 - 7/01/17	910	960,009
Florida Dept of Enviro Protection FGIC
Series 2000
5.75%, 7/01/09	2,100	2,146,809
Florida Hurricane Catastrophe Fund
Series 2008A
5.00%, 7/01/14	455	458,945
Palm Beach Cnty Sch Brd FGIC
Series B
5.00%, 8/01/25 (b)	1,200	1,234,524
South Miami Hlth Fac Auth
5.00%, 8/15/10	1,080	1,110,964

		8,878,252

Georgia - 4.5%
Burke Cnty Dev Auth (Oglethorpe Pwr) AMBAC
Series 2006C-1
4.625%, 1/01/37 (b)	1,390	1,423,332
Fulton Dekalb Hosp Auth FSA
5.00%, 1/01/13	1,500	1,598,280
Georgia Road & Tollway Auth
Series 2008A
5.00%, 6/01/10	1,100	1,149,181
Georgia Smith Congress Ctr Auth (Domed Stadium Proj) MBIA
Series 2000
6.00%, 7/01/10	700	706,762
Main Street Natural Gas Inc. (Prepaid Gas)
Series A
5.00%, 3/15/17	385	342,650

Company	Principal Amount (000)	U.S. $ Value
Muni Elec Auth
Series 2008A
5.25%, 1/01/17	430	441,946

		5,662,151

Hawaii - 0.5%
Hawaii AMBAC
5.00%, 7/01/13	550	594,022

Illinois - 3.6%
Chicago FGIC
6.00%, 1/01/28	2,100	2,262,813
Illinois AMBAC
Series B
5.00%, 3/01/14	1,000	1,082,710
Illinois FSA
5.00%, 6/01/13	1,060	1,147,121

		4,492,644

Indiana - 1.9%
Indiana Bond Bank
Series 2007A
5.25%, 10/15/20	150	129,165
Indiana Transp Fin Auth FSA
5.00%, 6/01/09	25	25,473
Indianapolis AMBAC
5.25%, 8/15/09	2,100	2,101,491
Jasper Cnty (Northern Indiana Pub Svc Co.) MBIA
5.60%, 11/01/16	75	74,148

		2,330,277

Kansas - 0.2%
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax)
Series B
4.75%, 12/01/16	290	248,640

Louisiana - 1.0%
Morehouse Parish
Series A
5.25%, 11/15/13	265	233,200
New Orleans (Certificates Indebtedness) FSA
Series 00
5.50%, 12/01/08	110	110,000
New Orleans MBIA
5.25%, 12/01/20	450	397,530
New Orleans RADIAN
5.00%, 12/01/10	560	567,521

		1,308,251

Massachusetts - 3.4%
Massachusetts Dev Fin Agy (Semass Sys) MBIA
Series A
5.50%, 1/01/11	1,000	996,660

Company	Principal Amount (000)	U.S. $ Value
Massachusetts HEFA (Caregroup, Inc.)
Series 2008
5.00%, 7/01/10 - 7/01/16	1,340	1,294,728
Massachusetts MBIA
Series A
5.50%, 2/01/10	500	522,275
Massachusetts Wtr Res Auth FGIC
Series 2000A
5.75%, 8/01/30	1,400	1,496,950

		4,310,613

Michigan - 2.3%
Detroit City Sch Dist (Sch Bldg & Site Impr) FGIC
Series 2A
5.00%, 5/01/32	1,500	1,647,120
Detroit Swr Disp Rev FGIC
5.95%, 7/01/24	1,000	1,051,680
Detroit Swr Disp Rev FSA
3.201%, 7/01/32 (a)	410	244,208

		2,943,008

Minnesota - 0.2%
Louis Park Hlth Care (Park Nicoilet Hlth Svc)
Series 2008C
5.50%, 7/01/10	215	217,905

Nevada - 1.7%
Clark Cnty MBIA
Series 2000
5.50%, 7/01/25	540	572,416
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	170	170,207
Clark Cnty Sch Dist FSA
Series C
5.00%, 6/15/19	750	770,108
Nevada
Series 2008C
5.00%, 6/01/15	565	611,127

		2,123,858

New Jersey - 4.5%
New Jersey EDA (NJ Transit Corp. Light Rail Transit Sys)
Series 2008A
5.00%, 5/01/17	420	437,842
New Jersey EDA (Cigarette Tax) FGIC
Series 4
5.00%, 6/15/11	400	396,920
New Jersey EDA (Market Transition Fac Rev, Senior Lien) MBIA
Series A
5.00%, 7/01/09	2,100	2,136,351

Company	Principal Amount (000)	U.S. $ Value
New Jersey EDA (Spl Cigarette Tax) FSA
Series 4
5.00%, 6/15/10	400	411,108
New Jersey Transp Trust Fund Auth AMBAC
Series C
5.25%, 12/15/09	500	517,840
New Jersey Transp Trust Fund Auth MBIA
Series A
5.25%, 12/15/12	1,100	1,173,095
New Jersey Trpk Auth MBIA
Series A
5.50%, 1/01/30	590	616,426

		5,689,582

New York - 7.7%
New York City
Series 4B
5.00%, 8/01/10	175	181,982
Series 4G
5.00%, 8/01/12	685	720,469
Series C
5.25%, 8/01/17	160	167,933
Series E
5.00%, 8/01/15	720	756,972
New York City TFA
Series B
5.25%, 2/01/29 (b)	2,080	2,134,059
New York St Dorm Auth (City Univ of New York)
Series 2008B
5.00%, 7/01/16	280	293,474
New York St Hsg Fin Agy (Affordable Hsg)
Series B
4.05%, 11/01/10	1,130	1,104,812
New York St Thruway Auth
5.00%, 4/01/16	550	588,935
New York St Thruway Auth (Hwy & Brdg Trust Fund) FSA
Series 5B
5.00%, 4/01/14	1,900	2,046,908
New York St Thruway Auth (Personal Income Tax)
Series 2008A
5.00%, 3/15/18	540	569,068
Tobacco Settlement Fin Corp.
5.25%, 6/01/13	650	650,540
Series 2008
5.00%, 6/01/11	490	507,885

		9,723,037

Company	Principal Amount (000)	U.S. $ Value
North Carolina - 1.4%
North Carolina Eastern Muni Pwr Agy
5.375%, 1/01/17	225	228,400
Series C
5.30%, 1/01/15	800	825,072
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev)
Series A
5.50%, 1/01/13	435	459,142
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev) ACA-CBI
5.50%, 1/01/10	300	309,408

		1,822,022

Ohio - 1.5%
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	585	606,148
Columbus City Sch Dist FGIC
5.00%, 12/01/28	1,000	1,099,840
Ohio Wtr Dev Auth
Series 2008C
7.25%, 11/01/32 (b)	140	139,284

		1,845,272

Oregon - 1.6%
Tri-Cnty Metro Transp Dist MBIA
5.00%, 5/01/12	1,890	2,023,056

Pennsylvania - 2.9%
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr)
Series 2008A
5.00%, 9/01/11	1,055	1,069,760
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys) (Prerefunded)
Series 2000
9.25%, 11/15/30	435	497,196
Bucks Cnty IDA (Waste Management Inc. Proj)
3.90%, 12/01/22 (b)	560	544,958
Pennsylvania MBIA
5.00%, 2/01/15	1,200	1,288,956
Pittsburgh
5.00%, 9/01/14	285	296,070

		3,696,940

Puerto Rico - 1.7%
Puerto Rico
5.00%, 7/01/11	515	521,309
5.25%, 7/01/12	700	709,527
Puerto Rico FGIC
5.50%, 7/01/12	220	226,675
Puerto Rico Hsg Fin Auth (Vivienda Modernization Sch Proj)
Series 2008
4.75%, 10/01/11	230	221,920

Company	Principal Amount (000)	U.S. $ Value
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27 (b)	520	517,436

		2,196,867

South Carolina - 2.8%
South Carolina St Pub Svc Auth MBIA
Series B
5.00%, 1/01/11	1,440	1,515,715
South Carolina Transp Infra Bank AMBAC
5.50%, 10/01/11	1,865	1,950,883

		3,466,598

Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. XLCA
5.00%, 12/15/08	1,600	1,598,960

Texas - 4.6%
Austin Elec Util Sys FSA
5.00%, 11/15/13	555	599,333
Austin ISD
5.00%, 8/01/14	890	967,510
Houston AMBAC
5.00%, 12/15/08	2,000	2,001,980
North Texas Tollway Auth
Series 2008H-1
5.00%, 1/01/43 (b)	225	224,640
SA Energy Acquisition Pub Fac Corp.
Series 2007
5.50%, 8/01/22	460	352,586
San Antonio FGIC
5.50%, 5/15/16	1,540	1,704,241

		5,850,290

Virginia - 1.8%
Fairfax Cnty Econ Dev Auth (Oqden Martin Sys) AMBAC
Series 1998
6.10%, 2/01/11	280	282,052
Hampton MBIA
Series 2007
5.00%, 1/15/16	1,000	1,083,250
Virginia Pub Bldg Auth
5.00%, 8/01/10	850	889,296

		2,254,598

Washington - 4.3%
Energy Northwest (Benneville Pwr Admin)
Series 2008D
5.00%, 7/01/11 - 7/01/12	3,285	3,478,842
Energy Northwest (Benneville Pwr Admin) FGIC
Series 2004
5.25%, 7/01/10	590	613,913

Company	Principal Amount (000)	U.S. $ Value
Energy Northwest (Benneville Pwr Admin) FSA
Series 2001A
5.50%, 7/01/12	145	155,679
King Cnty FSA
5.25%, 1/01/10	520	539,968
Washington
Series 2009A
5.00%, 7/01/15	570	619,134

		5,407,536

Wisconsin - 0.5%
Wisconsin MBIA
Series A
5.00%, 5/01/13	535	576,366

Total Municipal Obligations (cost $91,116,019)		90,763,423

	Shares
COMMON STOCKS - 26.2%
Health Care - 5.0%
Biotechnology - 1.5%
Amgen, Inc. (c)	4,200	233,268
Celgene Corp. (c)	7,325	381,633
CSL Ltd./Australia	2,147	49,182
Genentech, Inc. (c)	6,325	484,495
Gilead Sciences, Inc. (c)	14,800	662,892

		1,811,470

Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	3,400	271,286
Baxter International, Inc.	4,325	228,793
Becton Dickinson & Co.	3,125	198,531
Boston Scientific Corp. (c)	3,900	24,063
Covidien Ltd.	1,300	47,905

		770,578

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	2,400	78,048
Celesio AG (d)	400	10,155
Medco Health Solutions, Inc. (c)	6,825	286,650

		374,853

Pharmaceuticals - 2.6%
Abbott Laboratories	7,125	373,279
AstraZeneca PLC (d)	1,773	66,977
Bayer AG (d)	2,338	120,794
Bristol-Myers Squibb Co.	4,300	89,010
Eli Lilly & Co.	4,300	146,845
GlaxoSmithKline PLC (d)	10,093	174,893
Johnson & Johnson	5,900	345,622
Merck & Co., Inc.	8,800	235,136
Novartis AG (d)	6,161	287,534

Company	Principal Amount (000)	U.S. $ Value
Novo Nordisk A/S-Class B	1,865	95,729
Pfizer, Inc.	24,000	394,320
Roche Holding AG (d)	551	77,201
Sanofi-Aventis SA (d)	1,374	75,931
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	14,990	646,818
Wyeth	4,300	154,843

		3,284,932

		6,241,833

Financials - 4.7%
Capital Markets - 1.0%
3i Group PLC (d)	4,081	26,004
Bank of New York Mellon Corp.	900	27,189
The Blackstone Group LP	2,250	14,085
The Charles Schwab Corp.	5,950	109,063
Credit Suisse Group AG (d)	5,683	166,578
Deutsche Bank AG (d)	2,250	79,956
Franklin Resources, Inc.	2,105	127,879
The Goldman Sachs Group, Inc.	4,350	343,606
ICAP PLC (d)	9,880	44,837
Julius Baer Holding AG (d)	2,185	71,721
Man Group PLC (d)	23,801	92,860
Morgan Stanley	7,500	110,625

		1,214,403

Commercial Banks - 1.0%
ABSA Group Ltd.	1,100	11,273
Australia & New Zealand Banking Group Ltd.	3,400	33,264
Banco do Brasil SA	4,000	24,832
Banco Santander Central Hispano SA (d)	9,683	79,536
Barclays PLC (d)	23,300	61,901
BNP Paribas SA (d)	2,498	138,378
Credit Agricole SA (d)	4,176	46,648
Fifth Third Bancorp	6,300	60,228
Hana Financial Group, Inc.	1,100	13,142
HBOS PLC (d)	28,897	40,871
HSBC Holdings PLC (d)	2,000	21,860
Industrial Bank of Korea	2,090	9,925
KB Financial Group, Inc. (c)	900	18,502
Lloyds TSB Group PLC (d)	7,800	20,175
Nordea Bank AB (d)	3,800	27,476
Royal Bank of Scotland Group PLC (London Virt-X) (d)	39,158	33,680
Shinhan Financial Group Co. Ltd.	1,300	27,226
Societe Generale-Class A (d)	950	40,711
Standard Bank Group Ltd.	2,900	24,888
Standard Chartered PLC (d)	4,006	52,366
Sumitomo Mitsui Financial Group, Inc. (d)	11	39,916
SunTrust Banks, Inc.	900	28,557
U.S. Bancorp	4,700	126,806

Company	Principal Amount (000)	U.S. $ Value
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	175	11,216
Wells Fargo & Co.	8,500	245,565

		1,238,942

Consumer Finance - 0.1%
Capital One Financial Corp.	2,200	75,702
Discover Financial Services	7,000	71,610
ORIX Corp. (d)	630	39,267

		186,579

Diversified Financial Services - 1.3%
Bank of America Corp.	19,100	310,375
Citigroup, Inc.	18,000	149,220
CME Group, Inc.-Class A	1,685	357,136
Deutsche Boerse AG (d)	720	51,410
ING Group (d)	5,100	43,029
JP Morgan Chase & Co.	23,625	747,967
Qbe Insurance Group Placement (c)	600	9,334

		1,668,471

Insurance - 1.3%
ACE Ltd.	2,100	109,725
Allianz SE (d)	1,300	107,666
Allstate Corp.	4,300	109,392
American International Group, Inc.	9,900	19,899
Assurant, Inc.	500	10,885
Aviva PLC (d)	8,572	53,316
Chubb Corp.	2,500	128,400
Everest Re Group Ltd.	425	33,345
Fidelity National Financial, Inc.-Class A	1,800	22,194
Genworth Financial, Inc.-Class A	6,000	8,700
Hartford Financial Services Group, Inc.	2,000	16,900
Lincoln National Corp.	2,900	39,817
MetLife, Inc.	6,300	181,188
Muenchener Rueckversicherungs AG (d)	600	81,507
Old Republic International Corp.	4,100	42,066
PartnerRe Ltd.	1,000	69,960
The Progressive Corp.	7,100	106,642
Prudential Financial, Inc.	1,100	23,870
QBE Insurance Group Ltd.	5,629	88,222
RenaissanceRe Holdings Ltd.	1,300	61,269
Sun Life Financial, Inc. (d)	1,300	29,077
The Travelers Co., Inc.	3,536	154,346
Unum Group	5,000	74,500
XL Capital Ltd.-Class A	4,900	24,647

		1,597,533

Real Estate Management & Development - 0.0%
Lend Lease Corp. Ltd.	3,200	16,387
New World Development Co. Ltd.	28,000	22,270

		38,657

		5,944,585

Company	Principal Amount (000)	U.S. $ Value
Energy - 3.6%
Energy Equipment & Services - 0.5%
ENSCO International, Inc.	400	12,964
Nabors Industries Ltd. (c)	4,000	58,000
Schlumberger Ltd.	10,200	517,548
Tenaris SA (Sponsored) (ADR)	1,200	25,236

		613,748

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	2,500	102,625
Apache Corp.	3,200	247,360
BG Group PLC (d)	7,443	106,420
BP PLC (d)	15,400	125,048
Chevron Corp.	6,300	497,763
China Petroleum & Chemical Corp.-Class H	58,000	38,681
ConocoPhillips	6,700	351,884
Devon Energy Corp.	2,300	166,382
ENI SpA (d)	3,400	77,144
EOG Resources, Inc.	4,475	380,465
Exxon Mobil Corp.	10,000	801,500
LUKOIL (Sponsored) (ADR)	850	27,030
Nexen, Inc. (d)	801	16,523
Nippon Mining Holdings, Inc. (d)	4,000	11,833
Occidental Petroleum Corp.	900	48,726
Petro-Canada (d)	2,800	76,399
Petroleo Brasileiro SA (ADR)	2,400	50,256
PTT PCL	4,500	19,030
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (d)	3,775	101,589
Royal Dutch Shell PLC (London Virt-X)-Class A (d)	6,443	171,669
StatoilHydro ASA (d)	11,464	193,250
Sunoco, Inc.	800	31,792
Total SA (d)	4,308	226,252
Valero Energy Corp.	2,100	38,535

		3,908,156

		4,521,904

Consumer Staples - 3.4%
Beverages - 0.6%
The Coca-Cola Co.	5,000	234,350
Coca-Cola Enterprises, Inc.	7,200	66,096
Constellation Brands, Inc.-Class A (c)	3,400	43,384
Molson Coors Brewing Co.-Class B	1,700	75,599
Pepsi Bottling Group, Inc.	3,700	66,933
PepsiCo, Inc.	5,200	294,840

		781,202

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	3,540	182,204
Delhaize Group (d)	500	30,082
Koninklijke Ahold NV (d)	4,780	53,270

Company	Principal Amount (000)	U.S. $ Value
The Kroger Co.	4,500	124,470
Safeway, Inc.	4,900	106,820
Seven & I Holdings Co. Ltd. (d)	800	22,629
Supervalu, Inc.	3,200	38,112
Tesco PLC (d)	23,429	107,003
Wal-Mart Stores, Inc.	6,400	357,632

		1,022,222

Food Products - 0.7%
Associated British Foods PLC (d)	4,800	50,252
Bunge Ltd.	2,600	110,396
Del Monte Foods Co.	3,500	20,720
General Mills, Inc.	1,800	113,706
HJ Heinz Co.	400	15,536
The JM Smucker Co.	124	5,626
Kellogg Co.	3,225	140,062
Kraft Foods, Inc.-Class A	1,100	29,931
Nestle SA (d)	6,197	224,469
Unilever PLC (d)	6,137	141,178

		851,876

Household Products - 0.8%
Colgate-Palmolive Co.	3,400	221,238
Procter & Gamble Co.	9,649	620,913
Reckitt Benckiser PLC (d)	3,812	162,347

		1,004,498

Tobacco - 0.5%
Altria Group, Inc.	9,000	144,720
British American Tobacco PLC (d)	5,528	144,981
Philip Morris International, Inc.	7,725	325,686
Reynolds American, Inc.	1,900	78,052

		693,439

		4,353,237

Information Technology - 3.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (c)	24,750	409,365
Corning, Inc.	6,500	58,565
Motorola, Inc.	9,000	38,790
Nokia OYJ (d)	4,000	56,654
QUALCOMM, Inc.	11,050	370,948
Telefonaktiebolaget LM Ericsson-Class B (d)	7,000	49,199

		983,521

Computers & Peripherals - 1.3%
Apple, Inc. (c)	7,500	695,025
Compal Electronics, Inc. (GDR) (e)	11,520	29,761
Dell, Inc. (c)	2,300	25,691
Fujitsu Ltd. (d)	11,000	47,746
Hewlett-Packard Co.	22,425	791,154

Company	Principal Amount (000)	U.S. $ Value
Lexmark International, Inc.-Class A (c)	1,800	47,124
Toshiba Corp. (d)	9,000	32,975
Western Digital Corp. (c)	1,600	19,520

		1,688,996

Electronic Equipment, Instruments & Components - 0.1%
AU Optronics Corp.	19,000	11,655
Hitachi Ltd. (d)	7,000	32,544
Tyco Electronics Ltd.	3,500	57,680

		101,879

Internet Software & Services - 0.6%
Google, Inc.-Class A (c)	2,530	741,189
Tencent Holdings Ltd.	4,000	22,001

		763,190

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	5,125	70,725
Nvidia Corp. (c)	7,800	58,266
Samsung Electronics Co. Ltd.	130	43,057
Texas Instruments, Inc.	1,900	29,583
United Microelectronics Corp.	143,657	34,222

		235,853

Software - 0.2%
Activision Blizzard, Inc. (c)	6,375	74,588
Microsoft Corp.	1,825	36,901
Nintendo Co. Ltd. (d)	300	93,286
Symantec Corp. (c)	6,200	74,586

		279,361

		4,052,800

Consumer Discretionary - 1.9%
Auto Components - 0.1%
Autoliv, Inc.	1,900	36,271
Magna International, Inc.-Class A (d)	600	17,352

		53,623

Automobiles - 0.2%
Honda Motor Co. Ltd. (d)	2,300	51,512
Isuzu Motors Ltd. (d)	8,000	9,969
Nissan Motor Co. Ltd. (d)	11,100	37,411
Renault SA (d)	2,000	44,224
Toyota Motor Corp. (d)	1,700	54,504

		197,620

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	5,625	330,468
TUI AG (d)	1,400	15,585

		346,053

Household Durables - 0.1%
Black & Decker Corp.	1,200	50,928
DR Horton, Inc.	4,200	28,854
KB Home	1,500	17,445

Company	Principal Amount (000)	U.S. $ Value
Sharp Corp. (d)	5,000	33,759
Sony Corp. (d)	1,900	36,966

		167,952

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc. (d)	1,500	14,984

Media - 0.6%
CBS Corp.-Class B	7,200	47,952
Gannett Co., Inc.	7,400	64,454
Lagardere SCA (d)	900	32,957
SES SA (FDR) (d)	2,856	50,168
Time Warner Cable, Inc.-Class A (c)	700	14,210
Time Warner, Inc.	24,100	218,105
Viacom, Inc.-Class B (c)	3,500	55,720
The Walt Disney Co.	12,225	275,307

		758,873

Multiline Retail - 0.2%
JC Penney Co., Inc.	3,000	56,970
Kohl’s Corp. (c)	5,350	174,731
Macy’s, Inc.	8,500	63,070

		294,771

Specialty Retail - 0.3%
AutoNation, Inc. (c)	3,700	31,598
Foot Locker, Inc.	2,800	18,844
The Gap, Inc.	3,100	40,362
Home Depot, Inc.	8,800	203,368
Lowe’s Cos, Inc.	3,800	78,508
TJX Cos, Inc.	2,200	50,204

		422,884

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	5,400	27,702
Nike, Inc.-Class B	1,325	70,556

		98,258

		2,355,018

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	17,700	505,512
BCE, Inc. (d)	1,000	20,183
Deutsche Telekom AG-Class W (d)	7,592	105,004
France Telecom SA (d)	2,100	54,004
Nippon Telegraph & Telephone Corp. (d)	13	57,259
Telecom Italia SpA (ordinary shares) (d)	30,300	41,253
Telecom Italia SpA (savings shares) (d)	15,100	12,934
Telefonica SA (d)	10,433	211,365
Verizon Communications, Inc.	4,900	159,985

		1,167,499

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L (ADR)	2,443	73,290
KDDI Corp. (d)	5	32,596
NTT Docomo, Inc. (d)	43	71,942

Company	Principal Amount (000)	U.S. $ Value
Sprint Nextel Corp.	31,000	86,490
Vodafone Group PLC (d)	104,038	204,445

		468,763

		1,636,262

Industrials - 1.2%
Aerospace & Defense - 0.2%
BAE Systems PLC (d)	17,591	96,483
European Aeronautic Defence & Space Co., NV (d)	2,320	36,901
General Dynamics Corp.	175	9,042
Lockheed Martin Corp.	1,950	150,364

		292,790

Airlines - 0.1%
Deutsche Lufthansa AG (d)	3,400	44,629
Qantas Airways Ltd.	14,684	22,490
UAL Corp.	2,100	23,625

		90,744

Electrical Equipment - 0.2%
ABB Ltd. (c)(d)	2,115	27,419
Emerson Electric Co.	4,500	161,505
Furukawa Electric Co. Ltd. (d)	3,000	11,568

		200,492

Industrial Conglomerates - 0.3%
General Electric Co.	20,500	351,985
Tyco International Ltd.	3,000	62,700

		414,685

Machinery - 0.1%
Atlas Copco AB-Class A (d)	3,600	25,476
Caterpillar, Inc.	500	20,495
Crane Co.	1,600	23,712
Dover Corp.	2,200	65,626
Illinois Tool Works, Inc.	700	23,884
Vallourec (d)	200	21,344

		180,537

Road & Rail - 0.1%
East Japan Railway Co. (d)	7	54,159
Union Pacific Corp.	525	26,271

		80,430

Trading Companies & Distributors - 0.2%
Mitsubishi Corp. (d)	8,500	105,757
Mitsui & Co. Ltd. (d)	16,000	142,218

		247,975

		1,507,653

Materials - 1.2%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	975	46,566
BASF SE (d)	2,100	66,944
Eastman Chemical Co.	2,300	75,670

Company	Principal Amount (000)	U.S. $ Value
Incitec Pivot Ltd.	2,150	3,767
Lanxess AG (d)	500	8,274
Mitsubishi Chemical Holdings Corp. (d)	14,500	60,714
Monsanto Co.	6,325	500,940
Nova Chemicals Corp. (d)	700	5,798
Potash Corp. of Saskatchewan	345	21,266
Solvay SA-Class A (d)	300	21,479
Syngenta AG (d)	180	32,363

		843,781

Construction Materials - 0.0%
CRH PLC (d)	1,700	37,375

Containers & Packaging - 0.0%
Owens-Illinois, Inc. (c)	2,300	46,506

Metals & Mining - 0.4%
Antofagasta PLC (d)	3,100	20,769
ArcelorMittal (Euronext Paris) (d)	1,305	31,430
BHP Billiton Ltd.	2,500	47,185
BHP Billiton PLC (d)	4,687	84,970
Cia Vale do Rio Doce-Class B (ADR)	3,400	40,596
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	2,500	27,225
JFE Holdings, Inc. (d)	1,800	43,817
Jiangxi Copper Co. Ltd.-Class H	14,000	8,045
Kazakhmys PLC (d)	2,300	9,218
MMC Norilsk Nickel (ADR)	3,500	25,830
Rio Tinto PLC (d)	3,387	84,402
Sumitomo Metal Mining Co. Ltd. (d)	2,000	19,002
Vedanta Resources PLC (d)	1,770	16,756
Xstrata PLC (d)	1,620	23,396

		482,641

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R (d)	4,100	33,381
Svenska Cellulosa AB-Class B (d)	3,900	31,657

		65,038

		1,475,341

Utilities - 0.7%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	3,100	96,999
CEZ	794	31,525
E.ON AG (d)	5,536	193,563
Pepco Holdings, Inc.	1,900	34,181
The Tokyo Electric Power Co., Inc. (d)	1,700	50,597

		406,865

Gas Utilities - 0.0%
Atmos Energy Corp.	600	14,958

Independent Power Producers & Energy Traders - 0.0%
Reliant Energy, Inc. (c)	5,300	30,422

Multi-Utilities - 0.4%
Centrica PLC (d)	5,100	18,663
CMS Energy Corp.	1,700	17,272

Company	Principal Amount (000)	U.S. $ Value
Consolidated Edison, Inc.	700	28,273
Dominion Resources, Inc.	1,350	49,707
GDF Suez (d)	3,343	134,102
National Grid PLC (d)	6,800	71,055
RWE AG (d)	290	24,338
Wisconsin Energy Corp.	2,200	95,612

		439,022

		891,267

Total Common Stocks (cost $42,842,830)		32,979,900

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Standard Chartered PLC (c)(d)	1,320	8,339

Diversified Financial Services - 0.0%
Fortis (c)	2,900	0

		8,339

Utilities - 0.0%
Multi-Utilities - 0.0%
Centrica PLC (c)(d)	1,912	2,180

Materials - 0.0%
Chemicals - 0.0%
Incitec Pivot Ltd. (c)	3,786	372

Total Rights (cost $0)		10,891

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (f) (cost $2,761,843)	2,761,843	2,761,843

Total Investments - 100.5%
(cost $136,720,692)		126,516,057
Other assets less liabilities - (0.5)%		(688,971)

Net Assets - 100.0%		$125,827,086

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI	*	$(471,559)
Barclays Bank	4,000	8/11/15	2.030%	CPI	*	(379,312)
Morgan Stanley	1,500	10/31/18	1.850%	CPI	*	(88,820)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	December 2008	$39,793	$30,811	$(8,982)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 12/15/08	36	$28,642	$29,123	$481
Canadian Dollar settling 12/15/08	18	13,605	14,157	552
Euro settling 1/15/09	30	38,529	38,084	(445)
Japanese Yen settling 12/15/08	16,416	167,398	171,926	4,528
Japanese Yen settling 1/15/09	74,185	758,806	778,136	19,330
Japanese Yen settling 3/16/09	2,741	27,827	28,827	1,000
Japanese Yen settling 3/16/09	4,362	44,700	45,876	1,176
Japanese Yen settling 3/16/09	3,560	37,641	37,441	(200)
Japanese Yen settling 3/16/09	3,438	36,201	36,158	(43)
New Zealand Dollar settling 1/15/09	117	64,186	63,978	(208)
Norwegian Krone settling 1/15/09	1,121	158,962	159,223	261
Norwegian Krone settling 3/16/09	946	129,546	133,985	4,439
Swedish Krona settling 12/15/08	194	25,326	23,965	(1,361)
Swedish Krona settling 12/15/08	178	22,923	21,988	(935)
Swedish Krona settling 1/15/09	1,914	244,231	236,394	(7,837)
Swedish Krona settling 3/16/09	367	46,571	45,327	(1,244)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swiss Franc settling 1/15/09	93	$82,323	$76,833	$(5,490)
Swiss Franc settling 1/15/09	124	105,411	102,444	(2,967)
Sale Contracts:
British Pound settling 1/15/09	442	714,940	681,190	33,750
British Pound settling 1/15/09	57	89,120	87,846	1,274
British Pound settling 1/15/09	67	103,381	103,257	124
British Pound settling 3/16/09	74	109,395	113,703	(4,308)
British Pound settling 3/16/09	16	24,595	24,668	(73)
Canadian Dollar settling 12/15/08	181	144,750	146,422	(1,672)
Canadian Dollar settling 3/16/09	16	12,942	12,966	(24)
Euro settling 3/16/09	55	68,772	69,811	(1,039)
Japanese Yen settling 12/15/08	5,088	51,973	53,287	(1,314)
Japanese Yen settling 12/15/08	2,366	23,957	24,779	(822)
Japanese Yen settling 12/15/08	2,532	26,627	26,518	109
Japanese Yen settling 1/15/09	11,152	114,845	116,975	(2,130)
Norwegian Krone settling 1/15/09	192	28,809	27,271	1,538
Swedish Krona settling 12/15/08	114	14,461	14,082	379
Swedish Krona settling 12/15/08	145	18,327	17,912	415
Swedish Krona settling 12/15/08	113	13,698	13,959	(261)
Swedish Krona settling 3/16/09	51	6,176	6,299	(123)
Swiss Franc settling 1/15/09	511	440,498	422,168	18,330
Swiss Franc settling 3/16/09	19	15,599	15,750	(151)

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2008.

(b)	Variable rate coupon, rate shown as of November 30, 2008.

(c)	Non-income producing security.

(d)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $7,569,881.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the market value of this security amounted to $29,761 or 0.0% of net assets.

(f)	Investment in affiliated money market mutual fund.

*	Variable interest rate based on the Consumer Price Index (CPI).

+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30,2008 and the aggregate market value of these securities amounted to $150,000 or 0.12% of net assets.

As of November 30, 2008, the Portfolio held 72.1% of its total investments in municipal bonds. Of the total investments in municipal bonds, 66% is insured (19% of this amount represents the Portfolio’s holding in pre-refunded insured bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	-	ACA Capital
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
EDA	-	Economic Development Agency
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
HEFA	-	Health & Education Facility Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$27,612,393	$(8,982)
Level 2	98,884,634	55,039
Level 3	19,030	(939,691)

Total	$126,516,057	$(893,634)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 9/1/2008	$35,640		$(50,400)
Accrued discounts /premiums	– 0	–	—
Realized gain (loss)	(46,113)		(113,271)*
Change in unrealized appreciation/depreciation	28,520		(889,291)
Net purchases (sales)	983		113,271
Net transfers in and/or out of Level 3	– 0	–	—

Balance as of 11/30/08	$19,030		$(939,691)

Net change in unrealized appreciation/depreciation from Investments still held as of 11/30/08	$(12,840)		$(889,291)

*	The realized gain (loss) recognized during the period ended 11/30/08 for other financial instruments was $(113,271)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	January 22, 2009